PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 95.8%
Common Stocks
Aerospace & Defense 1.4%
Hexcel Corp.	548,331	$41,684,123
Automobiles 0.0%
Electric Last Mile Solutions, Inc.*	760,000	49,704
Banks 4.5%
BankUnited, Inc.	648,116	13,966,900
East West Bancorp, Inc.	529,471	27,950,774
Eastern Bankshares, Inc.	1,338,272	16,420,597
First Interstate BancSystem, Inc. (Class A Stock)	362,276	8,636,660
Hilltop Holdings, Inc.	540,463	17,002,966
Pinnacle Financial Partners, Inc.	579,745	32,842,554
Western Alliance Bancorp	217,444	7,930,183
WSFS Financial Corp.	209,892	7,917,126
		132,667,760
Biotechnology 4.5%
Apellis Pharmaceuticals, Inc.*	573,463	52,242,479
Arcutis Biotherapeutics, Inc.*(a)	778,196	7,416,208
Argenx SE (Netherlands), ADR*	37,045	14,437,548
Avid Bioservices, Inc.*(a)	1,313,663	18,351,872
Celldex Therapeutics, Inc.*(a)	478,866	16,247,923
Syndax Pharmaceuticals, Inc.*	768,116	16,076,668
Vaxcyte, Inc.*	203,121	10,143,863
		134,916,561
Broadline Retail 0.7%
Etsy, Inc.*(a)	257,380	21,776,922
Building Products 1.2%
Armstrong World Industries, Inc.	115,085	8,454,144
Hayward Holdings, Inc.*(a)	2,148,594	27,609,433
		36,063,577
Capital Markets 1.9%
AssetMark Financial Holdings, Inc.*	930,025	27,584,542
Bridge Investment Group Holdings, Inc. (Class A Stock)	1,391,366	15,792,004

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Houlihan Lokey, Inc.	60,903	$5,987,374
Lazard Ltd. (Class A Stock)	198,356	6,347,392
		55,711,312
Chemicals 0.8%
Avient Corp.	586,054	23,969,609
Commercial Services & Supplies 0.9%
GFL Environmental, Inc. (Canada)	702,211	27,245,787
Construction & Engineering 1.6%
Great Lakes Dredge & Dock Corp.*	1,259,513	10,277,626
WillScot Mobile Mini Holdings Corp.*(a)	762,474	36,438,633
		46,716,259
Construction Materials 1.2%
Summit Materials, Inc. (Class A Stock)*	930,099	35,204,247
Consumer Staples Distribution & Retail 2.4%
Chefs’ Warehouse, Inc. (The)*	521,488	18,648,411
Performance Food Group Co.*	896,911	54,029,918
		72,678,329
Electrical Equipment 0.9%
Regal Rexnord Corp.(a)	170,284	26,206,708
Electronic Equipment, Instruments & Components 1.3%
Cognex Corp.	428,453	24,001,937
Littelfuse, Inc.	48,002	13,983,463
		37,985,400
Energy Equipment & Services 1.2%
Patterson-UTI Energy, Inc.	1,199,487	14,357,859
Weatherford International PLC*	308,194	20,470,246
		34,828,105

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services 3.1%
Shift4 Payments, Inc. (Class A Stock)*(a)	710,608	$48,257,389
WEX, Inc.*	248,326	45,212,715
		93,470,104
Food Products 2.1%
Adecoagro SA (Brazil)	2,882,891	26,983,860
Darling Ingredients, Inc.*	538,168	34,329,736
		61,313,596
Ground Transportation 1.1%
Saia, Inc.*(a)	95,498	32,699,470
Health Care Equipment & Supplies 0.5%
Envista Holdings Corp.*(a)	255,168	8,634,885
Inari Medical, Inc.*	91,195	5,302,077
		13,936,962
Health Care Providers & Services 4.2%
Acadia Healthcare Co., Inc.*(a)	370,923	29,540,308
Guardant Health, Inc.*	487,949	17,468,574
Molina Healthcare, Inc.*	167,832	50,557,712
Progyny, Inc.*(a)	694,903	27,337,484
		124,904,078
Health Care Technology 0.8%
Phreesia, Inc.*	752,650	23,339,676
Hotel & Resort REITs 0.7%
Summit Hotel Properties, Inc.	3,240,139	21,093,305
Hotels, Restaurants & Leisure 4.4%
Bloomin’ Brands, Inc.	1,603,616	43,121,234
Boyd Gaming Corp.	332,546	23,068,716
Cava Group, Inc.*(a)	332,593	13,619,683
Churchill Downs, Inc.	357,044	49,689,814
		129,499,447

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 2.2%
Century Communities, Inc.	312,187	$23,919,768
Toll Brothers, Inc.	529,866	41,896,505
		65,816,273
Independent Power & Renewable Electricity Producers 0.7%
NextEra Energy Partners LP	361,900	21,221,816
Industrial REITs 0.9%
Plymouth Industrial REIT, Inc.	1,219,410	28,070,818
Insurance 5.8%
Axis Capital Holdings Ltd.(a)	838,125	45,116,269
James River Group Holdings Ltd.	435,582	7,953,727
Markel Group, Inc.*	32,857	45,447,145
RenaissanceRe Holdings Ltd. (Bermuda)	191,389	35,697,876
Ryan Specialty Holdings, Inc.*(a)	631,297	28,338,923
Skyward Specialty Insurance Group, Inc.*	422,624	10,734,650
		173,288,590
Interactive Media & Services 0.6%
ZoomInfo Technologies, Inc.*(a)	725,679	18,424,990
IT Services 0.0%
Grid Dynamics Holdings, Inc.*	16,844	155,807
Leisure Products 1.1%
Brunswick Corp.	385,168	33,370,955
Life Sciences Tools & Services 0.5%
Olink Holding AB (Sweden), ADR*(a)	761,220	14,272,875
Machinery 4.0%
Energy Recovery, Inc.*	680,941	19,032,301
Enerpac Tool Group Corp.	981,285	26,494,695
EnPro Industries, Inc.	123,117	16,439,813
Trinity Industries, Inc.	2,241,417	57,626,831
		119,593,640
Marine Transportation 1.8%
Kirby Corp.*	688,909	53,011,548

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 2.9%
B2Gold Corp. (Canada)	2,944,981	$10,513,582
Constellium SE*	2,646,639	45,522,191
Endeavour Mining PLC (Burkina Faso)	497,759	11,929,683
ERO Copper Corp. (Brazil)*	940,184	19,020,141
		86,985,597
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Ladder Capital Corp.	2,539,116	27,549,408
Starwood Property Trust, Inc.	304,019	5,897,969
		33,447,377
Multi-Utilities 2.3%
CenterPoint Energy, Inc.(a)	1,048,593	30,566,486
NiSource, Inc.	1,390,127	38,019,973
		68,586,459
Office REITs 0.2%
Cousins Properties, Inc.	315,710	7,198,188
Oil, Gas & Consumable Fuels 4.5%
Chord Energy Corp.(a)	291,088	44,769,334
PDC Energy, Inc.	336,720	23,954,261
Targa Resources Corp.	851,675	64,812,468
		133,536,063
Passenger Airlines 0.5%
Sun Country Airlines Holdings, Inc.*	713,402	16,037,277
Pharmaceuticals 2.4%
Jazz Pharmaceuticals PLC*	262,133	32,496,628
Pacira BioSciences, Inc.*(a)	404,957	16,226,627
Revance Therapeutics, Inc.*	858,516	21,729,040
		70,452,295
Professional Services 4.7%
ASGN, Inc.*	100,382	7,591,890
HireRight Holdings Corp.*(a)	489,832	5,540,000
Huron Consulting Group, Inc.*	369,647	31,386,727
KBR, Inc.(a)	500,396	32,555,764

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Paycom Software, Inc.	154,749	$49,711,569
TELUS International CDA, Inc. (Philippines)*	794,680	12,063,242
		138,849,192
Real Estate Management & Development 1.1%
Howard Hughes Corp. (The)*	399,261	31,509,678
Residential REITs 0.7%
Independence Realty Trust, Inc.	1,088,829	19,838,464
Retail REITs 0.6%
Retail Opportunity Investments Corp.	1,327,131	17,929,540
Semiconductors & Semiconductor Equipment 3.1%
MaxLinear, Inc.*	393,116	12,406,741
Tower Semiconductor Ltd. (Israel)*	923,778	34,660,150
Universal Display Corp.	315,253	45,437,415
		92,504,306
Software 4.0%
Clear Secure, Inc. (Class A Stock)(a)	1,083,901	25,113,986
CyberArk Software Ltd.*(a)	149,233	23,329,595
Descartes Systems Group, Inc. (The) (Canada)*	124,861	10,002,615
DoubleVerify Holdings, Inc.*(a)	163,391	6,359,178
EngageSmart, Inc.*	708,571	13,526,620
Intapp, Inc.*	27,760	1,163,422
Sprout Social, Inc. (Class A Stock)*(a)	863,434	39,856,113
		119,351,529
Specialized REITs 2.8%
Gaming & Leisure Properties, Inc.	1,386,872	67,207,818
National Storage Affiliates Trust	478,211	16,656,089
		83,863,907
Specialty Retail 1.1%
Burlington Stores, Inc.*	134,932	21,236,947
Foot Locker, Inc.(a)	407,778	11,054,862
		32,291,809

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 3.5%
Kontoor Brands, Inc.(a)	366,367	$15,424,051
On Holding AG (Switzerland) (Class A Stock)*(a)	1,434,247	47,330,151
Ralph Lauren Corp.(a)	323,261	39,858,081
		102,612,283
Trading Companies & Distributors 1.3%
Core & Main, Inc. (Class A Stock)*(a)	417,515	13,084,920
Herc Holdings, Inc.(a)	196,533	26,895,541
		39,980,461

Total Long-Term Investments (cost $2,520,787,139)		2,850,162,778

Short-Term Investments 15.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	117,678,614	117,678,614
PGIM Institutional Money Market Fund (cost $356,391,573; includes $354,828,354 of cash collateral for securities on loan)(b)(wi)	356,757,085	356,507,355

Total Short-Term Investments (cost $474,070,187)		474,185,969

TOTAL INVESTMENTS 111.7% (cost $2,994,857,326)		3,324,348,747
Liabilities in excess of other assets (11.7)%		(349,000,687)

Net Assets 100.0%		$2,975,348,060

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $350,613,414; cash collateral of $354,828,354 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).